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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST
15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2001

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2000 Check here if Amendment [x]; Amendment Number: 1
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                 August 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   131

Form 13F Information Table Value Total:   $173,641 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2


                                                         FORM 13F INFORMATION TABLE

     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5      COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                                   FAIR MARKET SHARES OR INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP NO.       VAL (X$1000)  PRN AMT  DISCRETION  MANAGERS  SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
A T & T                             Com         001957 10 9             158      5,000  Shared-Def      2,3     5,000
A T & T                             Com         001957 10 9             133      4,200  Shared-Def     1,2,3    4,200
Bell Atlantic Corp                  Com         077853 10 9           1,071     21,100  Shared-Def             21,100
Bestfoods                           Com         08658U 10 1           8,095    116,900  Shared-Def     2,3,5  116,900
Bestfoods                           Com         08658U 10 1             450      6,500  Shared-Def      2,3     6,500
Bestfoods                           Com         08658U 10 1           1,842     26,600  Shared-Def     1,2,3   26,600
Bestfoods                           Com         08658U 10 1           1,710     24,700  Shared-Def      2,3    24,700
Bestfoods                           Com         08658U 10 1             720     10,400  Shared-Def             10,400
Bestfoods                           Com         08658U 10 1             727     10,500  Shared-Def     1,2,3   10,500
Bestfoods                           Com         08658U 10 1             997     14,400  Shared-Def     2,3,5   14,400
Chase Manhattan Corp New            Com         16161A 10 8           1,202     26,100  Shared-Def      2,3    26,100
Chase Manhattan Corp New            Com         16161A 10 8           1,152     25,000  Shared-Def             25,000
Chase Manhattan Corp New            Com         16161A 10 8             977     21,200  Shared-Def     1,2,3   21,200
Chase Manhattan Corp New            Com         16161A 10 8           1,276     27,700  Shared-Def     2,3,5   27,700
Colt Telecom Group PLC         Sponsored ADR    196877 10 4             543      4,000  Shared-Def      2,3     4,000
Columbia Energy Group               Com         197648 10 8           2,822     43,000  Shared-Def     2,3,5   43,000
Columbia Energy Group               Com         197648 10 8             158      2,400  Shared-Def      2,3     2,400
Columbia Energy Group               Com         197648 10 8             630      9,600  Shared-Def     1,2,3    9,600
Compaq Computer                     Com         204493 10 0             631     24,700  Shared-Def      2,3    24,700
Compaq Computer                     Com         204493 10 0           1,025     40,100  Shared-Def             40,100
Compaq Computer                     Com         204493 10 0           1,191     46,600  Shared-Def     1,2,3   46,600
Compaq Computer                     Com         204493 10 0           1,981     77,500  Shared-Def     2,3,5   77,500
Electronic Data Sys New             Com         285661 10 4           3,076     73,900  Shared-Def      2,3    73,900
Electronic Data Sys New             Com         285661 10 4           1,311     31,500  Shared-Def             31,500
Electronic Data Sys New             Com         285661 10 4             803     19,300  Shared-Def     1,2,3   19,300
Electronic Data Sys New             Com         285661 10 4           1,053     25,300  Shared-Def     2,3,5   25,300
GTE Corp                            Com         362320 10 3           1,468     23,700  Shared-Def     2,3,5   23,700
GTE Corp                            Com         362320 10 3              74      1,200  Shared-Def      2,3     1,200
GTE Corp                            Com         362320 10 3             316      5,100  Shared-Def     1,2,3    5,100
Harcourt Gen Inc                    Com         41163G 10 1             511      9,400  Shared-Def     2,3,5    9,400
Harcourt Gen Inc                    Com         41163G 10 1              27        500  Shared-Def      2,3       500
Harcourt Gen Inc                    Com         41163G 10 1             120      2,200  Shared-Def     1,2,3    2,200
HealthSouth Corp              3.25% Conv '03    421924 AF 8           2,528  3,200,000  Shared-Def     2,3,5
HealthSouth Corp              3.25% Conv '03    421924 AF 8           2,311  2,925,000  Shared-Def      2,3
HealthSouth Corp              3.25% Conv '03    421924 AF 8           2,568  3,250,000  Shared-Def
HealthSouth Corp              3.25% Conv '03    421924 AF 8             296    375,000  Shared-Def     1,2,3
Hilton Hotels Corp              5% Conv '06     432848 AL 3           1,975  2,500,000  Shared-Def     2,3,5
Hilton Hotels Corp              5% Conv '06     432848 AL 3           3,437  4,350,000  Shared-Def      2,3
Hilton Hotels Corp              5% Conv '06     432848 AL 3           2,943  3,725,000  Shared-Def
Hilton Hotels Corp              5% Conv '06     432848 AL 3             336    425,000  Shared-Def     1,2,3
Honeywell Intl Inc                  Com         438516 10 6           2,449     72,700  Shared-Def      2,3    72,700
Honeywell Intl Inc                  Com         438516 10 6           1,179     35,000  Shared-Def             35,000
Honeywell Intl Inc                  Com         438516 10 6             616     18,300  Shared-Def     1,2,3   18,300
Honeywell Intl Inc                  Com         438516 10 6             809     24,000  Shared-Def     2,3,5   24,000
J.D. Edwards & Co                   Com         281667 10 5             973     64,600  Shared-Def      2,3    64,600
J.D. Edwards & Co                   Com         281667 10 5             699     46,400  Shared-Def             46,400
J.D. Edwards & Co                   Com         281667 10 5             678     45,000  Shared-Def     1,2,3   45,000
J.D. Edwards & Co                   Com         281667 10 5           1,356     90,000  Shared-Def     2,3,5   90,000
Lucent Technologies Inc             Com         549463 10 7           2,595     43,800  Shared-Def      2,3    43,800
Lucent Technologies Inc             Com         549463 10 7           1,422     24,000  Shared-Def             24,000
Lucent Technologies Inc             Com         549463 10 7           2,074     35,000  Shared-Def     1,2,3   35,000
Lucent Technologies Inc             Com         549463 10 7           4,473     75,500  Shared-Def     2,3,5   75,500
Magna Intl Inc                4.875% Conv '05   559222 AG 9           1,356  1,500,000  Shared-Def     2,3,5
Magna Intl Inc                4.875% Conv '05   559222 AG 9           2,937  3,250,000  Shared-Def      2,3
Magna Intl Inc                4.875% Conv '05   559222 AG 9             678    750,000  Shared-Def
Magna Intl Inc                4.875% Conv '05   559222 AG 9             226    250,000  Shared-Def     1,2,3
Mail-Well Inc                   5% Conv '02     560321 AD 3           1,337  1,625,000  Shared-Def     2,3,5
Mail-Well Inc                   5% Conv '02     560321 AD 3             370    450,000  Shared-Def      2,3
Mail-Well Inc                   5% Conv '02     560321 AD 3           2,180  2,650,000  Shared-Def
Mail-Well Inc                   5% Conv '02     560321 AD 3             226    275,000  Shared-Def     1,2,3
Mallinkrodt Inc New                 Com         561232 10 9           1,182     27,200  Shared-Def     2,3,5   27,200
Mallinkrodt Inc New                 Com         561232 10 9              65      1,500  Shared-Def      2,3     1,500
Mallinkrodt Inc New                 Com         561232 10 9             274      6,300  Shared-Def     1,2,3    6,300
Mark IV Inds Inc                    Com         570387 10 0             407     19,500  Shared-Def     2,3,5   19,500
Mark IV Inds Inc                    Com         570387 10 0              23      1,100  Shared-Def      2,3     1,100
Mark IV Inds Inc                    Com         570387 10 0              92      4,400  Shared-Def     1,2,3    4,400
Mascotech Inc                  4.5% Conv '03    574670 AB 1           2,257  3,050,000  Shared-Def     2,3,5
Mascotech Inc                  4.5% Conv '03    574670 AB 1             426    575,000  Shared-Def      2,3
Mascotech Inc                  4.5% Conv '03    574670 AB 1           2,590  3,500,000  Shared-Def
Mascotech Inc                  4.5% Conv '03    574670 AB 1             278    375,000  Shared-Def     1,2,3
Mediaone Group Inc                  Com         58440J 10 4           7,805    117,400  Shared-Def     2,3,5  117,400
Mediaone Group Inc                  Com         58440J 10 4             512      7,700  Shared-Def      2,3     7,700
Mediaone Group Inc                  Com         58440J 10 4           1,655     24,900  Shared-Def     1,2,3   24,900
Millennium Pharmaceuticals Inc      Com         599902 10 3           6,690     59,800  Shared-Def      2,3    59,800
Millennium Pharmaceuticals Inc      Com         599902 10 3           2,238     20,000  Shared-Def             20,000
Millennium Pharmaceuticals Inc      Com         599902 10 3           1,913     17,100  Shared-Def     1,2,3   17,100



                                                         FORM 13F INFORMATION TABLE

     COL. 1                  COL. 2          COL. 3         COL. 4        COL. 5      COL. 6     COL. 7             COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                                   FAIR MARKET SHARES OR INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP NO.       VAL (X$1000)  PRN AMT  DISCRETION  MANAGERS  SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals Inc      Com         599902 10 3           1,880     16,800  Shared-Def     2,3,5   16,800
Nabisco Hldgs Corp                  Com         629526 10 4           1,433     27,300  Shared-Def     2,3,5   27,300
Nabisco Hldgs Corp                  Com         629526 10 4              74      1,400  Shared-Def      2,3     1,400
Nabisco Hldgs Corp                  Com         629526 10 4             331      6,300  Shared-Def     1,2,3    6,300
Nabisco Group Hldg Corp             Com         62952P 10 2           4,044    155,900  Shared-Def     2,3,5  155,900
Nabisco Group Hldg Corp             Com         62952P 10 2             213      8,200  Shared-Def      2,3     8,200
Nabisco Group Hldg Corp             Com         62952P 10 2             931     35,900  Shared-Def     1,2,3   35,900
Nucor Corp                          Com         670346 10 5           1,005     30,000  Shared-Def      2,3    30,000
Nucor Corp                          Com         670346 10 5             526     15,700  Shared-Def             15,700
Nucor Corp                          Com         670346 10 5             834     24,900  Shared-Def     1,2,3   24,900
Nucor Corp                          Com         670346 10 5           1,079     32,200  Shared-Def     2,3,5   32,200
Omnicare Inc                    5% Conv '07     681904 AD 0           2,764  4,125,000  Shared-Def     2,3,5
Omnicare Inc                    5% Conv '07     681904 AD 0           3,149  4,700,000  Shared-Def      2,3
Omnicare Inc                    5% Conv '07     681904 AD 0           2,513  3,750,000  Shared-Def
Omnicare Inc                    5% Conv '07     681904 AD 0             285    425,000  Shared-Def     1,2,3
Pitney Bowes Inc                    Com         724479 10 0             767     19,200  Shared-Def      2,3    19,200
Pitney Bowes Inc                    Com         724479 10 0             591     14,800  Shared-Def             14,800
Pitney Bowes Inc                    Com         724479 10 0             763     19,100  Shared-Def     1,2,3   19,100
Pitney Bowes Inc                    Com         724479 10 0             859     21,500  Shared-Def     2,3,5   21,500
Reliastar Finl Corp                 Com         75952U 10 3           3,928     74,900  Shared-Def     2,3,5   74,900
Reliastar Finl Corp                 Com         75952U 10 3             210      4,000  Shared-Def      2,3     4,000
Reliastar Finl Corp                 Com         75952U 10 3             844     16,100  Shared-Def     1,2,3   16,100
Schering Plough Corp                Com         806605 10 1           1,641     32,500  Shared-Def             32,500
Seagate Technology                  Com         811804 10 3           1,199     21,800  Shared-Def     2,3,5   21,800
Seagate Technology                  Com         811804 10 3              66      1,200  Shared-Def      2,3     1,200
Seagate Technology                  Com         811804 10 3             275      5,000  Shared-Def     1,2,3    5,000
Sprint Corp                         Com         852061 50 6           1,034     17,400  Shared-Def      2,3    17,400
Sprint Corp                         Com         852061 50 6           1,201     20,200  Shared-Def             20,200
Sprint Corp                         Com         852061 50 6             838     14,100  Shared-Def     1,2,3   14,100
Sprint Corp                         Com         852061 50 6           1,100     18,500  Shared-Def     2,3,5   18,500
Steinway Musical Instrs Inc         Com         858495 10 4             339     20,575  Shared-Def     2,3,5   20,575
Sunrise Assisted Living Inc    5.5% Conv '02    86768K AC 0           2,199  2,550,000  Shared-Def     2,3,5
Sunrise Assisted Living Inc    5.5% Conv '02    86768K AC 0             496    575,000  Shared-Def      2,3
Sunrise Assisted Living Inc    5.5% Conv '02    86768K AC 0           3,019  3,500,000  Shared-Def
Sunrise Assisted Living Inc    5.5% Conv '02    86768K AC 0             323    375,000  Shared-Def     1,2,3
TV Guide Inc                        Com         87307Q 10 9           1,603     46,800  Shared-Def     2,3,5   46,800
TV Guide Inc                        Com         87307Q 10 9              86      2,500  Shared-Def      2,3     2,500
TV Guide Inc                        Com         87307Q 10 9             366     10,700  Shared-Def     1,2,3   10,700
Thermo Electron Corp          4.25% Conv '03    883556 AF 9           2,185  2,375,000  Shared-Def     2,3,5
Thermo Electron Corp          4.25% Conv '03    883556 AF 9              23     25,000  Shared-Def      2,3
Thermo Electron Corp          4.25% Conv '03    883556 AF 9           1,357  1,475,000  Shared-Def
Thermo Electron Corp          4.25% Conv '03    883556 AF 9             115    125,000  Shared-Def     1,2,3
Union Carbide Corp                  Com         905581 10 4           5,410    109,300  Shared-Def     2,3,5  109,300
Union Carbide Corp                  Com         905581 10 4             327      6,600  Shared-Def      2,3     6,600
Union Carbide Corp                  Com         905581 10 4           1,079     21,800  Shared-Def     1,2,3   21,800
Verio Inc                           Com         923433 10 6             649     11,700  Shared-Def     2,3,5   11,700
Verio Inc                           Com         923433 10 6              33        600  Shared-Def      2,3       600
Verio Inc                           Com         923433 10 6             150      2,700  Shared-Def     1,2,3    2,700
Wells Fargo & Co New                Com         949746 10 1           1,203     30,800  Shared-Def      2,3    30,800
Wells Fargo & Co New                Com         949746 10 1             980     25,100  Shared-Def             25,100
Wells Fargo & Co New                Com         949746 10 1             809     20,700  Shared-Def     1,2,3   20,700
Wells Fargo & Co New                Com         949746 10 1           1,891     48,400  Shared-Def     2,3,5   48,400
Wesley Jessen Visioncare Inc        Com         951018 10 0             732     19,500  Shared-Def     2,3,5   19,500
Wesley Jessen Visioncare Inc        Com         951018 10 0              41      1,100  Shared-Def      2,3     1,100
Wesley Jessen Visioncare Inc        Com         951018 10 0             165      4,400  Shared-Def     1,2,3    4,400
